ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES
Accrued advertising expense		$ 431,383
Accrued shipping and handling costs	508,245	1,241,376
Accrued payroll	1,585,806	2,557,692
Others	1,535,697	922,605
Accrued expenses	$ 3,629,748	$ 5,153,056